Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT
Property, Plant and Equipment

18.  PROPERTY, PLANT AND EQUIPMENT.

The following table shows property, plant and equipment as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	5,360,319,624	5,308,647,633
Construction in progress	1,048,988,931	862,274,093
Land	77,754,923	74,753,283
Buildings	420,319,759	384,027,047
Plant and equipment	2,895,992,861	3,143,869,929
Network infrastructure	809,428,974	764,095,247
Fixtures and fittings	47,758,908	55,091,617
Other property, plant and equipment under lease	4,231,758	6,881,745
Right-of-use assets	55,843,510	17,654,672

	As of December 31,
	2019	2018
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	9,296,027,122	8,747,182,818
Construction in progress	1,048,988,931	862,274,093
Land	77,754,923	74,753,283
Buildings	531,250,194	470,833,768
Plant and equipment	6,002,160,751	5,824,130,347
Network infrastructure	1,396,996,724	1,318,208,218
Fixtures and fittings	150,242,089	151,363,603
Other property, plant and equipment under lease	18,259,978	16,859,475
Right-of-use assets	70,373,532	28,760,031

	As of December 31,
	2019	2018
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(3,935,707,498)	(3,438,535,185)
Buildings	(110,930,435)	(86,806,721)
Plant and equipment	(3,106,167,890)	(2,680,260,418)
Network infrastructure	(587,567,750)	(554,112,971)
Fixtures and fittings	(102,483,181)	(96,271,986)
Other property, plant and equipment under lease	(14,028,220)	(9,977,730)
Right-of-use assets	(14,530,022)	(11,105,359)

The detail and changes in property, plant, and equipment at December 31, 2019 and 2018, are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Right of use Assets	Property, Plant and Equipment, Net
Changes in 2019	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2019	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	17,654,672	5,308,647,633
Changes:		-	-	-					-
Effects first application IFRS 16	-	-	-	-	-	-	-	28,814,142	28,814,142
Increases other than from business combinations	320,298,423	-	-	-	-	-	-	-	320,298,423
Increases (decreases) from foreign currency translation differences	9,880,815	36,282	29,731,649	81,221,513	4,238,408	65,341	361,574	1,537,867	127,073,449
Depreciation (1)	-	-	(17,944,173)	(159,163,293)	(34,964,877)	(6,299,395)	(3,011,561)	(3,321,268)	(224,704,567)
Impairment losses recognized in profit or loss for the period (2)	(32,967,462)	-	-	(247,052,801)	-	-	-	-	(280,020,263)
Increases (decreases) from transfers and other changes	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	-	-
Increases (decreases) for transfers	(121,288,336)	4,151,834	22,879,420	17,534,668	74,941,622	1,780,792	-	-	-
Disposals and removals from service	—	(406,656)	(792,638)	(948,350)	(1,880,608)	(837,345)	-		(4,865,597)
Disposals	—	(406,656)	—	(948,350)	—	—	-	-	(1,355,006)
Removals from service	—	-	(792,638)	—	(1,880,608)	(837,345)	-	-	(3,510,591)
Other increases (decreases) (3)	10,843,933	(779,820)	2,418,454	59,398,742	2,999,182	(2,042,102)	-	11,158,097	83,996,486
Argentina Hyperinflationary Effect	(52,535)	-	—	1,132,453	—	—	-	-	1,079,918
Total changes	186,714,838	3,001,640	36,292,712	(247,877,068)	45,333,727	(7,332,709)	(2,649,987)	38,188,838	51,671,991
Closing balance December 31, 2019	1,048,988,931	77,754,923	420,319,759	2,895,992,861	809,428,974	47,758,908	4,231,758	55,843,510	5,360,319,624

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Finance Lease Asset	Property, Plant and Equipment, Net
Changes in 2018	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2018	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	—	18,508,932	3,585,687,137
Changes:
Increases other than from business combinations	321,183,398	5,893,739	1,000,411	1,638,436	2,455	935,982	143,120	—	330,797,541
Acquisitions through business combinations	44,088,988	623,052	329,152,208	941,871,560	47,727,579	2,018,760	6,904,334	368,008	1,372,754,489
Increases (decreases) from exchange differences, net	14,849,366	50,004	46,040,633	128,411,179	6,928,376	338,619	982,330	22,471	197,622,978
Depreciation (1)	—	—	(13,795,237)	(149,247,118)	(32,011,964)	(4,935,435)	(2,105,472)	(857,075)	(202,952,301)
Increases (decreases) from transfers and other changes	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,692,671	222,027	(21,932)	—
Increases (decreases) for transfers	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,692,671	222,027	(21,932)	—
Disposals and removals from service	—	(5,411)	—	(90,513)	(1,132,103)	(1)	-	—	(1,228,028)
Disposals	—	—	—	(90,513)	(436,956)	—	-	—	(527,469)
Removals from service	—	(5,411)	—	—	(695,147)	(1)	-	—	(700,559)
Other increases (decreases)	9,457,602	706,519	(3,614,701)	(7,977,450)	27,355,085	(2,243,741)	735,406	(365,732)	24,052,988
Argentina Hyperinflationary Effect	—	—	—	1,912,829	—	—	-	—	1,912,829
Total changes	195,683,550	7,267,903	371,233,406	1,062,966,865	80,974,432	(1,193,145)	6,881,745	(854,260)	1,722,960,496
Closing balance December 31, 2018	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	55,091,617	6,881,745	17,654,672	5,308,647,633
(1)	See Note 31.
(2)	See paragraph x) in section e) Other information, of this Note.
(3)	See Note 25.

Additional information on property, plant and equipment, net

a)    Main investments

Major additions to property, plant and equipment are investments in operating plants and new projects amounting to ThCh$320,298,296  for the year ended December 31, 2019 (ThCh$330,797,541 for the year ended December 31, 2018). In the generation business the advances in the new capacity program are included such as the advances in the construction of the Los Cóndores hydroelectric plant, which will use the resources of the Maule Lagoon and will have an installed capacity of approximately 150 MW. Additions related to this project amounted ThCh$91,638,411 for the year ended December 31, 2019 (ThCh$142,578,993 for the year ended December 31, 2018) while in the distribution business, the main investments are extensions and investments in networks to optimize their operation, in order to improve the efficiency and quality of service level, for ThCh$92,392,704 for the year ended December 31, 2019 (ThCh$84,727,900 for the year ended December 31, 2018). In the case of Enel Green Power Chile, the main projects correspond to Cerro Pabellón and Campos de Sol, with investments of ThCh$33,134,694 and ThCh$ 27,506,626 for the year ended December 31, 2019, respectively (ThCh$2,360,416 and ThCh$2,227,380 for the year ended December 31, 2018, respectively), both belonging to the subsidiaries Geotérmica del Norte S.A. and Enel Green Power del Sur SpA.

b)    Capitalized expenses

b.1) Borrowing costs

Capitalized borrowing costs were ThCh$9,321,354,  ThCh$6,435,646 and ThCh$4,078,463 for the years ended December 31, 2019, 2018 and 2017, respectively (see Note 34). The weighted-average borrowing rate was in the range of 8% and 7.71% for the year ended December 31, 2019 (7.71% and 7.12% for the year ended December 31, 2018).

b.2) Employee expenses capitalized

Employee expenses capitalized that are directly attributable to constructions in progress were ThCh$17,610,861,  ThCh$16,710,963 and ThCh$14,388,987 during the years ended December 31, 2019, 2018 and 2017, respectively.

a)	Right to use assets

The detail of the right-of-use assets as of December 31, 2019 corresponds to the following:

	Land	Other Plants and Equipments	Right-of-use assets, Net
Changes in 2019	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2019	2,758	17,651,914	17,654,672
Effects first time adoption IFRS 16	23,097,767	5,716,375	28,814,142
Opening balance January 1, 2019	23,100,525	23,368,289	46,468,814
Increases (decreases) from foreign currency translation differences, net	1,537,867	-	1,537,867
Depreciation	(1,482,706)	(1,838,562)	(3,321,268)
New agreements (decreases)	10,926,113	231,984	11,158,097
Total changes	10,981,274	(1,606,578)	9,374,696
Closing balance December 31, 2019	34,081,799	21,761,711	55,843,510

As of December 31, 2019 and 2018, the main right-of-use assets and lease liabilities relate to the following:

-A contract for Electric Transmission Lines and Installations (Ralco-Charrúa 2X220 KV), made between Enel Generación Chile S.A. and Transelec S.A . The lease agreement has a 20‑year term and bears interest at an annual rate of 6.5%. This contract qualified as a financial liability as of December 31, 2018 and December 31, 2019, due to the application of IAS 17 and IFRS 16, respectively.

-

Additionally, as a result of the application of IFRS 16 (see Notes 2.2.a.i and 3.f) the Group recognized as of January 1, 2019 right-of-use assets related to property, plant and equipment for an amount of ThCh$28,814,142

The present value of future payments derived from such contracts is as follows:

	As of December 31,
	2019			2018
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	7,602,720	1,760,705	5,842,015	2,779,080	612,805	2,166,275
From one to two years	6,234,867	1,719,045	4,515,822	2,779,080	471,998	2,307,082
From two to three years	6,049,847	1,484,321	4,565,526	2,779,080	322,037	2,457,043
From three to four years	8,326,858	1,265,224	7,061,634	7,726,436	180,386	7,546,050
From four to five years	2,964,375	1,180,435	1,783,940	—	—	—
More than five years	38,630,310	8,991,558	29,638,752	—	—	—
Total	69,808,977	16,401,288	53,407,689	16,063,676	1,587,226	14,476,450

d)    Short term lease and variable payments on lease

The consolidated statement of comprehensive income for the year ended December 31, 2019 includes expenses of ThCh$3,824,195, corresponding to payments for short-term leases in the amount of ThCh$1,995,392 and ThCh$1,828,803 related to variable payments on leases, which are exempted from the application of IFRS 16 (see Notes 2.2.ai and 3.f). As of December 31, 2018, the amount recognized in results was ThCh$ 3,775,007, coming from leases of assets classified as operating leases, according to IAS 17.

As of December 31, 2019, the future payments derived from such contracts are as follows:

As of December 31,
2019
ThCh$
Less than one year	3,485,151
From one to two years	—
From two to three years	—
From three to four years	—
From four to five years	—
More than five years	—
Total	3,485,151

e)    Other information

(i)	As of December 31, 2019 and 2018, the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThCh$185,457,682 and ThCh$269,176,169, respectively.
(ii)	As of December 31, 2019 and 2018, the Group does not have property, plant and equipment pledged as security for liabilities.
(iii)

The Group and its consolidated entities have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThCh$844,140,650),  including business interruption coverage. Additionally, the Group has Civil Liability insurance to meet claims from third parties with a €500 million (ThCh$422,070,325) limit when the demands are a product of the breakdown of any of the dams owned by the Company or its subsidiaries and environmental damages amounting to €20 million (ThCh$16,882,813). The insurance premiums associated with these policies are presented proportionally for each company in the caption “Prepaid expenses”.

(iv)

The condition of certain assets of our subsidiary Enel Generación Chile S.A. changed, primarily works and infrastructure for facilities built to support power generation in the SIC grid in 1998, due primarily to the installation in the SIC of new thermoelectric plants, the arrival of LNG, and new other projects. As such, a new supply configuration for the upcoming years, in which it is expected that these facilities will not be used. Therefore, in 2009, Enel Generación Chile S.A. recognized an impairment loss of ThCh$43,999,600 for these assets, which is still has not reversed.

(v)

At the end of 2014, the Group recognized an impairment loss of ThCh$12,581,947 related to the Punta Alcalde project. This impairment loss was triggered because the current definition of the project is not fully aligned with the strategy that the Company is reformulating; particularly, with regard to technological leadership, and to community and environmental sustainability. The Company has decided to suspend the project as its profitability is still unclear (see Note 3.e).

(vi)

As of December 31, 2015, Enel Generación Chile S.A. recognized an impairment loss of ThCh$2,522,445 related to the Waiwen wind project. This loss was a result of new assessment of the feasibility of the project performed by the Company and a conclusion that, under existing conditions to date, its profitability is uncertain.

(vii)

In line with its sustainability strategy and in order to develop community relationships, Enel Generación Chile S.A. has decided to research new design alternatives for the Neltume project, in particular regarding the issue of the discharge of Lake Neltume, which has been raised by the communities in the various instances of dialogue.

To start a new phase of research of an alternative project, which includes the discharge of water on the Fuy River in late December 2015, the Company withdrew the Environmental Impact Study. This decision applies only to the portion of the Neltume project related to the power plant and not to portion related to the transmission project, which continues its course on handling in the Environmental Assessment Service.

As a result of the above, as of December 31, 2015, Enel Generación Chile S.A. recognized a loss of ThCh$2,706,830, associated with the write down of certain assets related to Environmental Impact Study, which has been withdrawn and to other studies directly linked to the old design of assets.

Consequently, in line with the new sustainability strategy and as a result of sustained dialog with the communities, Enel Generación Chile’s projects in the territory, namely Neltume and Choshuenco, have good prospects from a social community point of view. Nonetheless, given the current condition of the Chilean electricity market, expected profitability of the Neltume and Choshuenco projects is lower than the total capitalized investment in them. As a result, at the end of 2016, Enel Generación Chile recognized an impairment loss of ThCh$20,459,461 associated with the Neltume project and ThCh$3,748,124 associated with the Choshuenco project.

At the end of 2017, after a deep analysis during the last months, Enel Generación Chile determined to abandon the Neltume project; a decision justified mainly by the high-sustained competitiveness in the Chilean electricity market, which was ratified in November 2017 with the result of the last tender of Electric Distributors. Added to the above, there is the time associated with developing the alternative water discharge, considering a period of no less than 5 years, given the necessity to request and obtain a transfer of the current water right and commission a new Envorimental Impact Study. The abandonment implied the recognition of a ThCh$21,975,641 loss, with the purpose of reducing to zero the net book value of the assets associated with the project.

Additionally, the Company also decided to abandon the Choshuenco project, mainly because the strong synergies considered with the Neltume hydroelectric project would not exist anymore and make it not viable. This decision involved recognizing a loss of ThCh$3,130,270, with the purpose of reducing the net book value of the assets associated with the project to zero.

(viii)

On August 31, 2016, Enel Generación Chile S.A. decided to withdraw from the water rights associated with the Bardón, Chillan 1, Chillan 2, Futaleufú, Hechún and Puelo hydroelectric projects. This decision was made because of, among other evaluation aspects, the high annual maintenance cost of these unused water rights, lack of technical and economic feasibility and insufficient local communities support. As a result, the Group wrote off a total amount of ThCh$ 32,834,160 of property, plant and equipment and ThCh$ 2,549,926 of intangible assets, which represent 100% of the related costs previously capitalized.

(ix)

As of December 31, 2016, Enel Generación Chile S.A. recognized an impairment loss of ThCh$ 6,577,946 associated with certain Non-Conventional Renewable Energy (“NCRE”) initiatives, such as wind, mini-hydro, biomass and solar projects. These initiatives deal with collection of natural resources data (wind speed, solar radiation, etc.) as well as engineering studies enabling the Company to perform and support technical and economical assessments in order to visualize their perspectives and decide on future steps. The results of the studies have not been entirely satisfactory, mainly due to the current conditions in the Chilean electricity market, as future viability of the NCRE projects is uncertain. As a result, Enel Generación Chile recognized an impairment loss for 100% of the capitalized investments to date in NCRE projects.

On the other hand, Enel Generación Chile decided to write off 100% of capitalized investment in the Tames and Totoralillo thermal projects that until now were held in its portfolio. These projects were being developed within the framework of the public land concessions offered by the National Heritage Ministry in 2013. The amount of the write-off was ThCh$ 1,096,137 and arose as a result of the current conditions in the Chilean electricity market, lack of future viability of this type of technology (steam-coal) and high development costs, which make these projects unfeasible. In addition, Enel Generación Chile recognized a provision of ThCh$2,244,900 for the fines to be paid upon withdrawing from the concessions related to these projects. During fiscal year 2017, the Ministry of National Assets and Enel Generación Chile resolved to extinguish the concessions by mutual agreement, and fines were not applied.

(x)

On June 4, 2019, our subsidiaries Enel Generación Chile and GasAtacama Chile signed an agreement whereby both companies, in line with their own sustainability strategy and strategic plan, and the Ministry of Energy, regulated how to proceed with respect to the progressive closures of the Tarapacá, Bocamina I and Bocamina II coal generating units (hereinafter, Tarapacá, Bocamina I and Bocamina II).

The agreement is subject to the condition precedent that the regulation of power transfers between generating companies enters into full effect, which establishes, among other items, the essential conditions that ensure a non-discriminatory treatment between the different generators and define the Strategic Reserve State. Therefore, Enel Generación and GasAtacama Chile would be formally and irrevocably bound to the final closures of Bocamina I and Tarapacá, respectively, from the National Electric System, establishing deadlines of May 31, 2020 for the Tarapacá plant, and on December 31, 2023 for the Bocamina I plant.

The Group’s intention is to accelerate the closures of Tarapacá and Bocamina I in full coordination with the Authority. In this context, on June 17, 2019, GasatAcama Chile requested of the CNE that the final retirement, disconnection and cessation of operations of Tarapacá be carried out in advance, as of December 31, 2019. On July 26, 2019, by issuance of Exempt Resolution No. 450 and in accordance with the provisions of article 72 ° -18 of the General Law of Electric Services, the CNE authorized the final retirement, disconnection and cessation of operation of the Tarapacá coal generating unit as of December 31, 2019.

As a result of the foregoing, the Group has recorded an impairment loss of ThCh$197,188,542 and ThCh $82,831,721 to adjust the carrying amount of the capitalized investment in Tarapacá and Bocamina 1, respectively, to their recoverable value.

In relation to Bocamina II, Enel Generación Chile set its goal for early retirement as  no later than December 31, 2040. All of the above is subject to the authorization established in the General Law of Electric Services. The financial effects will depend on factors that influence the behavior of the electricity market, such as, among others, the price of fuels, hydrological conditions; the growth of electricity demand and international inflation rates, which to date are not possible to determine.

Notwithstanding the foregoing, the useful lives of Bocamina II assets have been adjusted, so that in no case will the depreciation be recorded for a date  beyond December 31, 2040. This measure implied recognizing a larger amount of depreciation at December 31 2019 of ThCh$ 4,083,855.

(xi)

On a result of the public disorders that have affected Chile since October 18, 2019, fixed assets were written off for a total of ThCh$1,629,983 as of December 31, 2019. There are insurance policies, which are in the process of investigation  with respect to  the settlement of the incident. On the other hand, equipment retirement were made which corresponds to ThCh$1,880,608. Together, the amounts  total ThCh$3,510,591; (see Note 32).